Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases	6 Months Ended
Jan. 31, 2023 USD ($)
Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases [Line Items]
Amortization	$ (492,272)
Addition - Asset
Amortization	(431,587)
Addition - Liability
Lease Liability	2,153,278
Operating lease cost:	445,536
Operating cashflow from operating leases:	$ 445,536
Weighted-average remain lease term-operating lease:	3 years 7 months 6 days
Weighted-average discount rate	5.00%
July 31, 2022 [Member]
Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases [Line Items]
ROU Asset	$ 2,436,035
Lease Liability	2,584,865
January 31, 2023 [Member]
Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases [Line Items]
ROU Asset	1,943,763
Lease Liability	2,153,278
Short term [Member]
Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases [Line Items]
Lease Liability	623,987
Long term [Member]
Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases [Line Items]
Lease Liability	$ 1,529,291